SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	3 Months Ended		9 Months Ended
	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)
Allowance for doubtful accounts	$ 0		$ 0		$ 0
Retainage receivable	0		0		0
Impairment expense	0	$ (115,971)	0	$ 6,925,137
Net loss attributable to non-controlling interests	(3,855)	$ 11,284	5,598	$ 821,977
Repurchase price			0
Optilan UK [Member]
Impairment expense			2,037,670
Goodwill and intangible assets	$ 0		0		$ 0
Optilan UK [Member] | Indefinite Lived Asset [Member]
Impairment expense			356,260
Optilan UK [Member] | Goodwill [Member]
Impairment expense			$ 1,681,410
Canada, Dollars
Foreign currency translation rates	1.35229		1.35229
India, Rupees
Foreign currency translation rates	0.01193		0.01193
Turkey, New Lira
Foreign currency translation rates	0.02936		0.02936